Financial instruments - Summary of Maturities of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,622,722	$ 1,021,266
Financial liabilities	(8,373,459)	(6,933,600)
Loans and borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(6,359,905)	(4,938,901)
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,107,162)	(893,914)
Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(424,152)	(519,384)
Refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(198,517)	(153,131)
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(130,724)	(135,271)
Liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(125,355)	(117,418)
Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(16,062)	(17,344)
Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(11,582)	(158,237)
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,159,300	739,237
Trade receivables and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	341,881	233,088
Restricted deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	58,122	31,011
Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	63,419	17,930
Due within 1 year
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,569,448	984,338
Financial liabilities	(5,749,118)	(4,476,791)
Due within 1 year | Loans and borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(3,860,675)	(2,657,839)
Due within 1 year | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,107,162)	(893,914)
Due within 1 year | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(424,152)	(519,384)
Due within 1 year | Refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(167,642)	(100,844)
Due within 1 year | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(37,210)	(30,922)
Due within 1 year | Liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(124,633)	(106,401)
Due within 1 year | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(16,062)	(17,344)
Due within 1 year | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(11,582)	(150,143)
Due within 1 year | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,159,300	739,237
Due within 1 year | Trade receivables and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	341,881	233,088
Due within 1 year | Restricted deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	19,188	0
Due within 1 year | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	49,079	12,013
Due between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Financial assets	50,416	34,670
Financial liabilities	(2,598,448)	(2,398,533)
Due between 1 and 5 years | Loans and borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(2,499,230)	(2,273,647)
Due between 1 and 5 years | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(30,875)	(52,287)
Due between 1 and 5 years | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(67,621)	(53,488)
Due between 1 and 5 years | Liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(722)	(11,017)
Due between 1 and 5 years | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	(8,094)
Due between 1 and 5 years | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due between 1 and 5 years | Trade receivables and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due between 1 and 5 years | Restricted deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	38,934	31,011
Due between 1 and 5 years | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,482	3,659
Due beyond 5 years
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,858	2,258
Financial liabilities	(25,893)	(58,276)
Due beyond 5 years | Loans and borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	(7,415)
Due beyond 5 years | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(25,893)	(50,861)
Due beyond 5 years | Liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due beyond 5 years | Trade receivables and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due beyond 5 years | Restricted deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due beyond 5 years | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,858	$ 2,258